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                       U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                     FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2


       1.      Name and address of issuer:

               American AAdvantage Funds
               4333 Amon Carter Boulevard
               MD 5645
               Fort Worth, Texas  76155


       2. Name of each series or class of funds for which this notice is filed:

               PlanAhead, Institutional, AMR and Mileage Classes:
                        American AAdvantage Balanced Fund
                        American AAdvantage Growth and Income
                        American AAdvantage International Equity Fund American AAdvantage Limited-Term Income Fund

               PlanAhead, Institutional and Mileage Classes:
                        American AAdvantage Money Market Fund
                        American AAdvantage Municipal Money Market
                        Fund
                        American AAdvantage U.S. Treasury Money Market
                        Fund

       3.      Investment Company Act File Number:   811-4984

               Securities Act File Number:    33-11387


       4. Last day of fiscal year for which this notice is filed:

               October 31, 1995









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       5.      Check box if this notice is being filed more than 180
               days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

               NA                                                  /_/

       6. Date of termination of issuer's declaration rule 24f-2(a)(1), if applicable (see Instruction A.6):

               NA

       7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               None


       8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

               None

       9. Number and aggregate sale price of securities sold during the fiscal year:

               12,936,714,258                    $13,474,954,089

       10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               12,936,714,258                    $13,474,954,089


       11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction
               B.7):

               60,261,581                        $146,037,763









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       12.     Calculation of registration fee:

               (i)      Aggregate sale price of securities
                        sold during the fiscal year in
                        reliance on rule 24f-2 (from Item 10):

                                                 $13,474,954,089
                                                 ---------------

           (ii)         Aggregate price of shares issued in
                        connection with dividend reinvestment
                        plans (from Item 11, if applicable):

                                                 +   146,037,763
                                                     -----------

          (iii)         Aggregate price of shares redeemed or
                        repurchased during the fiscal year
                        (if applicable):

                                                 -13,895,462,214
                                                  --------------

           (iv)         Aggregate price of shares redeemed
                        or repurchased and previously applied
                        as a reduction to filing fees pursuant
                        to rule 24e-2 (if applicable):

                                                 +     -0-
                                                 --------------

               (v)      Net aggregate price of securities
                        sold and issued during the fiscal
                        year in reliance on rule 24f-2 [line
                        (i), plus line (ii), less line (iii),
                        plus line (iv)] (if applicable):

                                                 (274,470,362)
                                                 -------------

           (vi)         Multiplier prescribed by Section 6(b)
                        of the Securities Act of 1933 or
                        other applicable law or regulation
                        (see Instruction C.6):

                                                 x    .00034483
                                                     -----------

          (vii)         Fee due (line (i) or line (v)
                        multiplied by line (vi)):

                                                 $        0.00
                                                       ========





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       13.     Check box if fees are being remitted to the
               Commission's lockbox depository as described in
               section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                   /_/

               Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A



                                 SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title) /s/ William F. Quinn
                                -------------------------------------
                                William F. Quinn
                                President
                                -------------------------------------

       Date: December 8, 1995
             -----------------




























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